Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment of finite-lived intangibles and goodwill
Allowances for doubtful accounts			62,800	59,100
Allowance for bad debt	$ 90		13,293
In-transit inventory			522,000	1,958,000
Allowance for inventory			71,400	40,800
Due from related party for future shipments	1,300,000		1,300,000	1,286,000
Cost of revenue	2,183,112	4,148,398	$ 12,623,576	$ 20,610,000
Foreign currency translation, description			The rates used in the financial statements as presented for December 31, 2020 and 2019 were 1.260 and 1.337 US dollar to UK pound sterling, respectively.	The rates used in the financial statements as presented for December 31, 2019 and 2018 were 1.337 and 1.336 US dollar to UK pound sterling, respectively.
Foreign currency translation adjustment		14,606	$ 23,700	$ 50,141
Advertising expenses			$ 7,200	$ 81,700
Converted into common shares			500	500
Stock option exercised	3,431,250		3,280,000	3,120,000
Interest and penalties
Warrant [Member]
Warrant exercise			353,250	353,250
Stock Option [Member]
Stock option exercised			3,120,000	3,280,000
Series A Convertible Preferred Stock [Member]
Shares outstanding			1,413	1,413
Converted into common shares			706,500	706,500
Revenue [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration risk, percentage			26.00%	46.00%
Revenue [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member]
Concentration risk, percentage			65.00%
Revenue [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member] | United States, Indonesia, Sri Lanka, Mexico and Philippines [Member]
Concentration risk, percentage			93.00%
Revenue [Member] | Supplier Concentration Risk [Member] | Indonesian Suppliers [Member]
Concentration risk, percentage			25.00%
Revenue [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Concentration risk, percentage				42.00%
Revenue [Member] | Supplier Concentration Risk [Member] | United States Based Supplier [Member]
Concentration risk, percentage				21.00%
Revenue [Member] | Supplier Concentration Risk [Member] | Indonesia, And the Philippines Member]
Concentration risk, percentage				65.00%
Revenue [Member] | Supplier Concentration Risk [Member] | Bacolod [Member]
Concentration risk, percentage				27.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration risk, percentage			19.00%	19.00%
Bacolod Blue Star Export Corp. [Member]
Cost of revenue	$ 170	$ 291,000	$ 1,280,000	$ 9,531,000
Related Party [Member]
Interest payable			$ 392,000	$ 350,900